Investment Risks	Sep. 01, 2026
VanEck Emerging Markets High Yield Bond ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck Emerging Markets High Yield Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Emerging Markets High Yield Bond ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the
U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Emerging Markets High Yield Bond ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck Emerging Markets High Yield Bond ETF | Special Risk Considerations Of Investing In Middle Eastern Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Middle Eastern Issuers. Investments in securities of Middle Eastern issuers, including issuers located outside of the Middle East that generate significant revenues from the Middle East, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies,including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund,as well as the value of securities in the Fund’s portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, the Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition,certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Wars and armed hostilities may arise, continue, or escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.

VanEck Emerging Markets High Yield Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Emerging Markets High Yield Bond ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Emerging Markets High Yield Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Emerging Markets High Yield Bond ETF | Emerging Markets Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Emerging Markets High Yield Bond ETF | Emerging Markets Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Emerging Markets High Yield Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Emerging Markets High Yield Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Emerging Markets High Yield Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Emerging Markets High Yield Bond ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Emerging Markets High Yield Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Emerging Markets High Yield Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Emerging Markets High Yield Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Emerging Markets High Yield Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Emerging Markets High Yield Bond ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck Emerging Markets High Yield Bond ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Emerging Markets High Yield Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Emerging Markets High Yield Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Emerging Markets High Yield Bond ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Emerging Markets High Yield Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Emerging Markets High Yield Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Emerging Markets High Yield Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Emerging Markets High Yield Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Emerging Markets High Yield Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Emerging Markets High Yield Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Emerging Markets High Yield Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Emerging Markets High Yield Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Emerging Markets High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Emerging Markets High Yield Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Fallen Angel High Yield Bond ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck Fallen Angel High Yield Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Fallen Angel High Yield Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Fallen Angel High Yield Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Fallen Angel High Yield Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Fallen Angel High Yield Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Fallen Angel High Yield Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Fallen Angel High Yield Bond ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Fallen Angel High Yield Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Fallen Angel High Yield Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Fallen Angel High Yield Bond ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Fallen Angel High Yield Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Fallen Angel High Yield Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Fallen Angel High Yield Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Fallen Angel High Yield Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
VanEck Fallen Angel High Yield Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Fallen Angel High Yield Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Fallen Angel High Yield Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Fallen Angel High Yield Bond ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Fallen Angel High Yield Bond ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck Fallen Angel High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Fallen Angel High Yield Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Fallen Angel High Yield Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck Green Bond ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck Green Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Green Bond ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Green Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Green Bond ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Green Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Green Bond ETF | Emerging Markets Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Green Bond ETF | Emerging Markets Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Green Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Green Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Green Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Green Bond ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Green Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Green Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Green Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Green Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Green Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Green Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Green Bond ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Green Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Green Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Green Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Green Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Green Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Green Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Green Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Green Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Green Bond ETF | “Green” Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	“Green” Bonds Risk. Investments in “green” bonds include bonds whose proceeds are used principally for climate mitigation, climate adaptation or other environmentally beneficial projects, such as, but not limited to, the development of clean, sustainable or renewable energy sources, commercial and industrial energy efficiency, or conservation of natural resources. Investing in “green” bonds carries the risk that, under certain market conditions, the Fund may underperform as compared to funds that invest in a broader range of investments. In addition, some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. Investing primarily in “green” investments may affect the Fund’s exposure to certain sectors or types of investments and will impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. The “green” sector may also have challenges such as a limited number of issuers and limited liquidity in the market. Additionally, there may also be a limited supply of bonds that merit “green” status, which may adversely affect the Fund.
VanEck Green Bond ETF | Floating Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Risk. The Fund invests in floating-rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security.
VanEck Green Bond ETF | Supranational Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Supranational Bond Risk. To the extent that the Fund invests in supranational bonds, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the supranational entities that issue such bonds. Certain securities in which the Fund may invest are obligations issued or backed by supranational entities, such as the European Investment Bank. Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. If an issuer of supranational bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. A supranational entity’s willingness or ability to repay principal and pay interest in a timely manner may be affected by its cash flow situation, the extent of its reserves, the relative size of the debt service burden to the entity as a whole and the political constraints to which a supranational entity may be subject. During periods of economic uncertainty, the market prices of supranational bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

VanEck Green Bond ETF | Government-Related Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government-Related Bond Risk. The governmental authority or government-related entity that controls the repayment of the bond may be unable or unwilling to honor its payment obligations. If an issuer of government-related bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. A government-related debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow, the extent of its foreign currency reserves, the availability of sufficient foreign exchange when a payment is due, the relative size of the debt service burden to the economy as a whole, the government-related debtor’s policy toward international lenders, and the political constraints to which the debtor may be subject. During periods of economic uncertainty, the market prices of government-related bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses.

VanEck Green Bond ETF | Securitized/Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securitized/Asset-Backed Securities Risk. Investments in asset-backed securities, including collateralized mortgage obligations, are subject to the risk of significant credit downgrades, dramatic changes in liquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. The Fund may invest in asset-backed securities issued or backed by federal agencies or government sponsored enterprises or that are part of a government-sponsored program, which may subject the Fund to the risks noted above. The values of assets or collateral underlying asset-backed securities may decline and, therefore, may not be adequate to cover underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

VanEck Green Bond ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Green Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Green Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Investment Grade Floating Rate ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Investment Grade Floating Rate ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Investment Grade Floating Rate ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Investment Grade Floating Rate ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Investment Grade Floating Rate ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Investment Grade Floating Rate ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Investment Grade Floating Rate ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Investment Grade Floating Rate ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Investment Grade Floating Rate ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Investment Grade Floating Rate ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Investment Grade Floating Rate ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Investment Grade Floating Rate ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Investment Grade Floating Rate ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Investment Grade Floating Rate ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Investment Grade Floating Rate ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Investment Grade Floating Rate ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Investment Grade Floating Rate ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Investment Grade Floating Rate ETF | Floating Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Risk. The Fund invests in floating-rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security.
VanEck Investment Grade Floating Rate ETF | Special Risk Considerations Of Investing In United Kingdom Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in United Kingdom Issuers. Investments in securities of United Kingdom issuers, including issuers located outside of the United Kingdom that generate significant revenues from the United Kingdom, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security and economic risks specific to the United Kingdom. The British economy relies heavily on the export of financial services to the United States and other European countries. Following the United Kingdom's withdrawal from the European Union on January 31, 2020 (“Brexit”), certain trading matters between the United Kingdom and the European Union remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
VanEck Investment Grade Floating Rate ETF | Special Risk Considerations Of Investing In Australian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Australian Issuers. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

VanEck Investment Grade Floating Rate ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Investment Grade Floating Rate ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Investment Grade Floating Rate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Moody's Analytics BBB Corporate Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Moody's Analytics BBB Corporate Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Moody's Analytics BBB Corporate Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Moody's Analytics BBB Corporate Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Moody's Analytics BBB Corporate Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Moody's Analytics BBB Corporate Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Moody's Analytics BBB Corporate Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Moody's Analytics BBB Corporate Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Moody's Analytics BBB Corporate Bond ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Moody's Analytics BBB Corporate Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Moody's Analytics BBB Corporate Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Moody's Analytics BBB Corporate Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Moody's Analytics BBB Corporate Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Moody's Analytics BBB Corporate Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Moody's Analytics BBB Corporate Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Moody's Analytics BBB Corporate Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Moody's Analytics BBB Corporate Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Moody's Analytics BBB Corporate Bond ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Moody's Analytics BBB Corporate Bond ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck Moody's Analytics BBB Corporate Bond ETF | BBB-Rated Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
BBB-Rated Bond Risk. BBB-rated bonds are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or substantial period of rising interest rates. Downgrading a bond from investment grade to high yield (or “junk bond”) could negatively affect its value.

VanEck Moody's Analytics BBB Corporate Bond ETF | Consumer Staples Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
VanEck Moody's Analytics BBB Corporate Bond ETF | Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data. This data is used to construct sets of transactions and investments, and to provide risk management insights. If the quantitative models and information and data proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

VanEck Moody's Analytics BBB Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Moody's Analytics BBB Corporate Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Moody's Analytics BBB Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Moody's Analytics IG Corporate Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Moody's Analytics IG Corporate Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Moody's Analytics IG Corporate Bond ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Moody's Analytics IG Corporate Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Moody's Analytics IG Corporate Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Moody's Analytics IG Corporate Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck Moody's Analytics IG Corporate Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Moody's Analytics IG Corporate Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Moody's Analytics IG Corporate Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Moody's Analytics IG Corporate Bond ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Moody's Analytics IG Corporate Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Moody's Analytics IG Corporate Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Moody's Analytics IG Corporate Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Moody's Analytics IG Corporate Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Moody's Analytics IG Corporate Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Moody's Analytics IG Corporate Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Moody's Analytics IG Corporate Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Moody's Analytics IG Corporate Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Moody's Analytics IG Corporate Bond ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Moody's Analytics IG Corporate Bond ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck Moody's Analytics IG Corporate Bond ETF | Consumer Staples Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
VanEck Moody's Analytics IG Corporate Bond ETF | Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data. This data is used to construct sets of transactions and investments, and to provide risk management insights. If the quantitative models and information and data proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

VanEck Moody's Analytics IG Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Moody's Analytics IG Corporate Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck CEF Muni Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck CEF Muni Income ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck CEF Muni Income ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk.  The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck CEF Muni Income ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck CEF Muni Income ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck CEF Muni Income ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck CEF Muni Income ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck CEF Muni Income ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck CEF Muni Income ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck CEF Muni Income ETF | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. The performance of the Fund is dependent on the performance of the Underlying Funds. The Fund will be subject to the risks of the Underlying Funds’ investments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own management fee. As a result, the Fund’s shareholders will indirectly bear the expenses of the Underlying Funds, absorbing duplicative levels of fees.
VanEck CEF Muni Income ETF | Risks Of Investing In Closed-End Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Closed-End Funds. The shares of a closed-end fund may trade at a discount or premium to its net asset value. A closed-end fund may be leveraged as part of its investment strategy. Investments in Underlying Funds that use leverage indirectly expose the Fund to the effects of leverage and may cause the value of the Fund’s Shares to be more volatile than if the Fund invested in Underlying Funds that do not utilize leverage, diminishing the Fund’s long-term returns. Provisions of the Investment Company Act of 1940 or regulations thereunder may dictate how the Adviser is required to vote Underlying Fund Shares (in the same general proportion as shares held by other shareholders of the Underlying Fund).

VanEck CEF Muni Income ETF | Underlying Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Underlying Funds Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:
Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in an Underlying Fund may lose money.
Municipal Securities Risk. The Underlying Funds may invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.
High Yield Securities Risk. The Underlying Funds may invest in high yield securities. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and an Underlying Fund’s ability to arrive at a fair value for certain securities. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Underlying Funds. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Underlying Funds' investments to decline.
Call Risk. The Underlying Funds may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.
Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Liquidity Risk. Unlike the Fund, as closed-end funds the Underlying Funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Prices of securities not traded on an exchange may vary over time. Secondary trading of a fixed-income security may decline for a period of time if its credit quality unexpectedly declines. An Underlying Fund may not receive full value for assets sold during periods of infrequent trading.
Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the net asset value of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the
Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.
Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s net asset value and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.
Investment Restrictions Risk. The Fund is subject to the conditions set forth in certain provisions of the Investment Company Act of 1940 or regulations thereunder that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of an unaffiliated Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds in the Index in the proportions represented in the Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Underlying Funds are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in an Underlying Fund may lose money.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The Underlying Funds may invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck CEF Muni Income ETF | Underlying Funds Risk, High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. The Underlying Funds may invest in high yield securities. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and an Underlying Fund’s ability to arrive at a fair value for certain securities. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Underlying Funds. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Underlying Funds' investments to decline.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Underlying Funds may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Unlike the Fund, as closed-end funds the Underlying Funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Prices of securities not traded on an exchange may vary over time. Secondary trading of a fixed-income security may decline for a period of time if its credit quality unexpectedly declines. An Underlying Fund may not receive full value for assets sold during periods of infrequent trading.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the net asset value of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the
Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Anti-Takeover Measures Risk Member
Prospectus [Line Items]
Risk [Text Block]
Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Non-Diversified Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s net asset value and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

VanEck CEF Muni Income ETF | Underlying Funds Risk, Investment Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Restrictions Risk. The Fund is subject to the conditions set forth in certain provisions of the Investment Company Act of 1940 or regulations thereunder that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of an unaffiliated Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds in the Index in the proportions represented in the Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

VanEck CEF Muni Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck CEF Muni Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck CEF Muni Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck High-Yield Muni ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck High-Yield Muni ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck High-Yield Muni ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck High-Yield Muni ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck High-Yield Muni ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck High-Yield Muni ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk.  The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck High-Yield Muni ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck High-Yield Muni ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck High-Yield Muni ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck High-Yield Muni ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck High-Yield Muni ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck High-Yield Muni ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck High-Yield Muni ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck High-Yield Muni ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck High-Yield Muni ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Revenue bonds, on the other hand, may be repaid only from a specific facility or source, and are therefore subject to more economic risk than general obligation bonds, which may be repaid from any revenue source. The taxing power of a municipality may be limited by provisions of constitutions or laws and a municipality's credit will depend on many factors. A municipality in which the Fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the Fund. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck High-Yield Muni ETF | Private Activity Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Private Activity Bonds Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of private activity bonds. The issuers of private activity bonds may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself.

VanEck High-Yield Muni ETF | Industrial Development Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrial Development Bond Risk. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal of such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

VanEck High-Yield Muni ETF | Health Care Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Health Care Bond Risk. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may also affect the industry and the value and credit quality of health care bonds, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. The following elements may adversely affect health care facility operations: the implementation of national and/or state-specific health insurance exchanges; other national, state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services; and increases and decreases in the cost and availability of medical products.

VanEck High-Yield Muni ETF | California Risk Member
Prospectus [Line Items]
Risk [Text Block]	California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
VanEck High-Yield Muni ETF | New York Risk Member
Prospectus [Line Items]
Risk [Text Block]	New York Risk. The Fund may invest a significant portion of its assets in New York municipal bonds. Consequently, the Fund may be affected by political, economic, regulatory or other developments within the State of New York, and by the financial condition of its public authorities and political subdivisions.
VanEck High-Yield Muni ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck High-Yield Muni ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck High-Yield Muni ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Intermediate Muni ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Intermediate Muni ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Intermediate Muni ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Intermediate Muni ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Intermediate Muni ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Intermediate Muni ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Intermediate Muni ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Intermediate Muni ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Intermediate Muni ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Intermediate Muni ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Intermediate Muni ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Intermediate Muni ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Intermediate Muni ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Intermediate Muni ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Revenue bonds, on the other hand, may be repaid only from a specific facility or source, and are therefore subject to more economic risk than general obligation bonds, which may be repaid from any revenue source. The taxing power of a municipality may be limited by provisions of constitutions or laws and a municipality's credit will depend on many factors. A municipality in which the Fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the Fund. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck Intermediate Muni ETF | California Risk Member
Prospectus [Line Items]
Risk [Text Block]	California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
VanEck Intermediate Muni ETF | New York Risk Member
Prospectus [Line Items]
Risk [Text Block]	New York Risk. The Fund may invest a significant portion of its assets in New York municipal bonds. Consequently, the Fund may be affected by political, economic, regulatory or other developments within the State of New York, and by the financial condition of its public authorities and political subdivisions.
VanEck Intermediate Muni ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck Intermediate Muni ETF | Texas Risk Member
Prospectus [Line Items]
Risk [Text Block]
Texas Risk. The Fund may invest a significant portion of its assets in Texas municipal bonds. Consequently, the Fund may be affected by negative political, economic, regulatory or other developments within the State of Texas including the financial condition of its public authorities and political subdivisions.

VanEck Intermediate Muni ETF | Special Tax Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Bond Risk. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

VanEck Intermediate Muni ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Intermediate Muni ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Long Muni ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Long Muni ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Long Muni ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Long Muni ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Long Muni ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Long Muni ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Long Muni ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Long Muni ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Long Muni ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Long Muni ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Long Muni ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Long Muni ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Long Muni ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Long Muni ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Revenue bonds, on the other hand, may be repaid only from a specific facility or source, and are therefore subject to more economic risk than general obligation bonds, which may be repaid from any revenue source. The taxing power of a municipality may be limited by provisions of constitutions or laws and a municipality's credit will depend on many factors. A municipality in which the Fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the Fund. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck Long Muni ETF | Health Care Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Health Care Bond Risk. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may also affect the industry and the value and credit quality of health care bonds, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. The following elements may adversely affect health care facility operations: the implementation of national and/or state-specific health insurance exchanges; other national, state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services; and increases and decreases in the cost and availability of medical products.

VanEck Long Muni ETF | California Risk Member
Prospectus [Line Items]
Risk [Text Block]	California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
VanEck Long Muni ETF | New York Risk Member
Prospectus [Line Items]
Risk [Text Block]	New York Risk. The Fund may invest a significant portion of its assets in New York municipal bonds. Consequently, the Fund may be affected by political, economic, regulatory or other developments within the State of New York, and by the financial condition of its public authorities and political subdivisions.
VanEck Long Muni ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck Long Muni ETF | Texas Risk Member
Prospectus [Line Items]
Risk [Text Block]
Texas Risk. The Fund may invest a significant portion of its assets in Texas municipal bonds. Consequently, the Fund may be affected by negative political, economic, regulatory or other developments within the State of Texas including the financial condition of its public authorities and political subdivisions.

VanEck Long Muni ETF | Special Tax Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Bond Risk.  Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

VanEck Long Muni ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Long Muni ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Short High Yield Muni ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck Short High Yield Muni ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Short High Yield Muni ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Short High Yield Muni ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Short High Yield Muni ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Short High Yield Muni ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Short High Yield Muni ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Short High Yield Muni ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Short High Yield Muni ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Short High Yield Muni ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Short High Yield Muni ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Short High Yield Muni ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Short High Yield Muni ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Short High Yield Muni ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Short High Yield Muni ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Revenue bonds, on the other hand, may be repaid only from a specific facility or source, and are therefore subject to more economic risk than general obligation bonds, which may be repaid from any revenue source. The taxing power of a municipality may be limited by provisions of constitutions or laws and a municipality's credit will depend on many factors. A municipality in which the Fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the Fund. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck Short High Yield Muni ETF | Private Activity Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Private Activity Bonds Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition and performance of private activity bonds. The issuers of private activity bonds may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself.

VanEck Short High Yield Muni ETF | Industrial Development Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrial Development Bond Risk. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal of such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

VanEck Short High Yield Muni ETF | California Risk Member
Prospectus [Line Items]
Risk [Text Block]	California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
VanEck Short High Yield Muni ETF | New York Risk Member
Prospectus [Line Items]
Risk [Text Block]	New York Risk. The Fund may invest a significant portion of its assets in New York municipal bonds. Consequently, the Fund may be affected by political, economic, regulatory or other developments within the State of New York, and by the financial condition of its public authorities and political subdivisions.
VanEck Short High Yield Muni ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck Short High Yield Muni ETF | Illinois Risk Member
Prospectus [Line Items]
Risk [Text Block]	Illinois Risk. The Fund may invest a significant portion of its assets in Illinois municipal bonds. Consequently, the Fund may be affected by negative political, economic, regulatory or other developments within the State of Illinois including the financial condition of its public authorities and political subdivisions, to a greater degree than a fund that invests in a broader base of securities.
VanEck Short High Yield Muni ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Short High Yield Muni ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Short Muni ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Short Muni ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Short Muni ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Short Muni ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Short Muni ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Short Muni ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck Short Muni ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Short Muni ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Short Muni ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Short Muni ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Short Muni ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Short Muni ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Short Muni ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Short Muni ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Revenue bonds, on the other hand, may be repaid only from a specific facility or source, and are therefore subject to more economic risk than general obligation bonds, which may be repaid from any revenue source. The taxing power of a municipality may be limited by provisions of constitutions or laws and a municipality's credit will depend on many factors. A municipality in which the Fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the Fund. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession.
VanEck Short Muni ETF | California Risk Member
Prospectus [Line Items]
Risk [Text Block]	California Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of California. Consequently, the Fund may be affected by political, economic, regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.
VanEck Short Muni ETF | New York Risk Member
Prospectus [Line Items]
Risk [Text Block]	New York Risk. The Fund may invest a significant portion of its assets in New York municipal bonds. Consequently, the Fund may be affected by political, economic, regulatory or other developments within the State of New York, and by the financial condition of its public authorities and political subdivisions.
VanEck Short Muni ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

VanEck Short Muni ETF | Special Tax Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Special Tax Bond Risk.  Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

VanEck Short Muni ETF | Pre-Refunded Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pre-Refunded Municipal Securities Risk. Pre-refunded municipal securities are subject to interest rate risk, market risk and limited liquidity. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding of the principal of and interest on these securities, principal and interest are typically paid from an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. The assets held in the escrow fund pledged to pay the principal and interest of the pre-refunded municipal securities do not guarantee the price of the securities. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

VanEck Short Muni ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Short Muni ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.